Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:
	Valuation at
	2 0 2 0	2 0 1 9
	%	%

Discount rate	1.73	1.78
Expected return on the plan assets	1.73	1.78

Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period
Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Opening defined benefit obligation	5,527	4,316	1,719
Current service cost	585	557	182
Interest cost	98	146	30
Actuarial gains arising from changes in demographic assumptions	-	(9)	-
Actuarial losses arising from experience adjustments	122	105	38
Actuarial losses/(gains) arising from changes in financial assumptions	15	574	5
Benefits paid	(337)	(162)	(105)
Closing defined benefit obligation	6,010	5,527	1,869

Schedule of Defined Benefit Assets in Current Period
Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Opening defined benefit assets	4,041	3,480	1,256
Expected return on the plan assets	72	118	22
Changes in financial assumptions	(157)	255	(49)
Employer contribution	380	317	119
Benefits paid	(227)	(111)	(71)
Interest losses on severance payment allocated to remuneration benefits	(4)	(18)	(1)
Closing defined benefit assets	4,105	4,041	1,276

Schedule of Assets and Liabilities Recognized in Balance Sheets
Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Present value of funded liability	6,010	5,527	1,869
Fair value of plan assets - accumulated deposit in executive insurance	4,105	4,041	1,276
Net liability deriving from defined benefit obligation	1,905	1,486	593